Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accrued Expenses and Other Liabilities [Abstract]
Government authorities	$ 6	$ 12
Derivatives	17
Professional services	188	$ 98
Tax accruals	56	77
Other	53	49
Total accrued expenses and other liabilities	$ 320	$ 236